Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (4,092,384)	$ (4,526,641)	$ (15,591,428)	$ (24,095,727)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	121,371	278,131	928,052	897,260
Amortization of premium and discount on marketable securities	(50,578)	(13,546)	(208,577)	0
Changes in operating assets and liabilities:
Prepaid expenses, deposits and other assets	(655,124)	(495,903)	413,187	(248,997)
Accounts payable, accrued expenses and other current liabilities	(291,405)	28,146	(510,348)	605,370
Net cash used in operating activities	(4,968,120)	(4,729,813)	(14,969,114)	(14,501,789)
Cash flows from investing activities:
Purchases of marketable securities	0	(22,716,415)	(37,985,738)	0
Maturities of marketable securities	9,500,000	0	25,750,000	0
Net cash used in investing activities	9,500,000	(22,716,415)	(12,235,738)	4,000
Cash flows from financing activities:
Proceeds from the sale of preferred stock	0	5,000	5,000	0
Net cash provided by financing activities	0	5,000	5,000	33,295,752
Net (decrease) increase in cash and cash equivalents	4,531,880	(27,441,228)	(27,199,852)	18,797,963
Cash and cash equivalents at beginning of year	10,113,706	37,313,558	37,313,558	18,515,595
Cash and cash equivalents at end of year	14,645,586	9,872,330	10,113,706	37,313,558
Supplemental disclosure of non-cash investing and financing activities:
Unrealized loss on marketable securities	$ 32,252	$ (49,658)	$ 35,375	$ 0